NATURE OF OPERATIONS AND GOING CONCERN (Narrative) (Details) - USD ($)	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Nature Of Operations And Going Concern[Abstract]
Net loss and comprehensive loss	$ (257,913)	$ 21,194	$ (301,085)
Deficit accumulated during the exploration stage	44,424,262	44,166,349
Exploration Stage Accumulated Deficit		44,166,349
Working capital deficiency	$ 1,041,889	$ 784,873